Operating Segment and Revenue Information - Schedule of Geographic Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Revenue from contracts with customers	¥ 4,505,720	¥ 4,581,551	¥ 4,263,762
Non-current assets	11,409,899	10,975,135
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	433,110	418,462	451,391
Non-current assets	281,337	317,089
U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,164,824	2,379,651	2,195,711
Non-current assets	7,717,157	7,654,971
Europe and Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,146,238	1,055,252	966,835
Latin America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	254,132	235,848	198,100
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	195,136	191,740	174,844
Asia (excluding Japan & China)
Disclosure of geographical areas [line items]
Revenue from contracts with customers	98,669	99,392	86,375
Russia/CIS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	79,719	72,356	72,594
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	1,018,628	799,783
Ireland
Disclosure of geographical areas [line items]
Non-current assets	987,923	872,944
Other
Disclosure of geographical areas [line items]
Revenue from contracts with customers	133,892	128,849	¥ 117,911
Non-current assets	¥ 1,404,855	¥ 1,330,348